Cover	May 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2022
Entity File Number	001-38728
Entity Registrant Name	AVALON GLOBOCARE CORP.
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100,
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	646
Local Phone Number	762-4517
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false